GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets are summarized as follows:

	March 31,
	2015		2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥32,944	¥14,417	¥34,670	¥16,624
Software	40,438	29,780	40,897	29,384
Patent rights	12,506	8,928	15,940	9,767
Trademark	6,291	1,270	7,433	1,673
Non-patent technology	5,257	1,101	5,425	1,541
Other	13,007	5,488	12,718	6,034

Total	¥110,443	¥60,984	¥117,083	¥65,023

	March 31,
	2015	2016
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥7,155	¥7,045
Other	1	1

Total	¥7,156	¥7,046

Intangible assets acquired during the year ended March 31, 2016 are as follows:

Year ended March 31, 2016
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥4,218
Software	5,563
Patent rights	5,268
Trademark	1,432
Non-patent technology	408
Other	698

Total	¥17,587

The weighted average amortization periods for customer relationships, software, patent rights, trademark and non-patent technology which were acquired during the year ended March 31, 2016 are 11 years, five years, six years, 14 years and seven years, respectively.

Total amortization of intangible assets during the years ended March 31, 2014, 2015 and 2016 amounted to ¥10,177 million, ¥10,422 million and ¥10,723 million, respectively. The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2017	¥9,430
2018	8,033
2019	5,880
2020	4,236
2021	3,620

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2015 and 2016 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2014
Goodwill	¥100	¥6,901	¥22,842	¥49,486	¥18,456	¥16,808	¥10,900	¥125,493
Accumulated impairment losses	—	—	(5,415)	(729)	—	(22)	(2,695)	(8,861)

	100	6,901	17,427	48,757	18,456	16,786	8,205	116,632
Goodwill acquired during the year	—	—	—	—	—	1,251	71	1,322
Impairment of goodwill	—	—	—	—	(18,456)	—	—	(18,456)
Translation adjustments and reclassification to other accounts	—	72	(602)	3,640	—	(441)	—	2,669

Balance at March 31, 2015
Goodwill	100	6,973	22,240	53,126	18,456	17,618	10,971	129,484
Accumulated impairment losses	—	—	(5,415)	(729)	(18,456)	(22)	(2,695)	(27,317)

	100	6,973	16,825	52,397	—	17,596	8,276	102,167
Goodwill acquired during the year	—	—	218	10,606	—	6,851	—	17,675
Impairment of goodwill	—	—	—	(14,143)	—	—	—	(14,143)
Translation adjustments and reclassification to other accounts	—	(30)	(409)	(1,498)	—	(1,163)	—	(3,100)

Balance at March 31, 2016
Goodwill	100	6,943	22,049	62,234	18,456	23,306	10,971	144,059
Accumulated impairment losses	—	—	(5,415)	(14,872)	(18,456)	(22)	(2,695)	(41,460)

	¥100	¥6,943	¥16,634	¥47,362	¥—	¥23,284	¥8,276	¥102,599

As described “Goodwill and other intangible assets” in Note 1 to the Consolidated Financial Statements, we assess our goodwill for impairment annually as of January 1, and also whenever indicators of impairment exist.

Two steps shall be performed for the impairment test for Goodwill. The first step (“identification of potential impairment”) is a comparison of each reporting unit’s fair value with its carrying amount, including goodwill. If the fair value of any reporting unit exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of any reporting unit exceeds its fair value, the second step shall be performed to measure the amount of impairment loss. The second step (“measurement of impairment loss”) compares the implied fair value of a reporting unit’s goodwill with the carrying amount of the goodwill and if the carrying amount exceeds the implied fair value, the exceeded amount is recognized as impairment loss. The implied fair value of the goodwill is determined in the same manner as the amount of goodwill recognized in a business combination is determined. That is, fair value of the reporting unit is allocated to all of the assets and liabilities of the unit (including any unrecognized intangible assets), and the excess of the fair value of the reporting unit over the amount assigned to its assets and liabilities is the implied fair value of the goodwill.

In fiscal 2015, Kyocera recognized an impairment loss on goodwill in the amount of ¥18,456 million in the Telecommunications Equipment Group (“Reporting Unit”). The loss was recorded due to a decline in the fair value of this Reporting Unit determined based on its updated future estimated cash flows, reflecting the slow improvement of profitability in the overseas market, especially in the U.S. market, as well as the operating loss before the impairment loss recorded in fiscal 2015 in the midst of the market condition with low profitability. The fair value of this Reporting Unit was determined using the discounted cash flows method (income approach) and the comparable company valuation multiples technique (market approach).

In fiscal 2016, Kyocera recognized an impairment loss on goodwill in the amount of ¥14,143 million in the liquid crystal displays business (“Reporting Unit”) included in the Electronic Devices Group. The loss was recorded due to a decline in the fair value of this Reporting Unit determined based on its updated future estimated cash flows, reflecting the deterioration of the profitability in the business. The fair value of this Reporting Unit was determined using the discounted cash flows method (income approach).